Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

5. Leases

The Group has operating leases primarily for land-use rights and office spaces in China. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included in operating lease right-of-use assets, operating lease liabilities, short-term, and operating lease liabilities, long-term on the Group’s consolidated balance sheets. The Group has chosen to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the consolidated balance sheets.

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms at the lease commencement dates. The Group uses its incremental borrowing rate in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what interest the Group would pay in order to obtain a borrowing with an amount equivalent to the lease payments in a similar economic environment over the lease term on a collateralized basis from banks in China.

5. Leases (Continued)

Certain lease agreements contain an option for the Group to renew a lease for a term agreed by the Group and the lessor or an option to terminate a lease earlier than the maturity dates. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Group’s leases contain free or escalating rent payment terms. The Group’s lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. The Group has chosen to combine payments for non-lease components with lease payments and accounted them together as a single lease component. Payments under the lease arrangements are primarily fixed. However, for arrangements accounted for as a single lease component, there may be variability in future lease payments as the amount of the non-lease components is typically revised from one period to the next. Additionally, certain lease agreements with SINA contain variable payments, which are determined based on actual SINA headquarters spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities. The lease agreements with SINA have been terminated when the Group acquired the 100% of the equity interest of Sina.com Technology (China) Co., Ltd., the owner of SINA Plaza in December 2022.

The components of lease cost for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Operating lease cost	$7,625	$13,949	$15,824
Short-term lease cost	4,776	2,631	3,675
Variable lease cost	5,287	5,348	—
Total lease cost	$17,688	$21,928	$19,499

Other information related to leases was as follows:

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Supplemental Cash Flows Information:
Cash paid for operating leases	$(8,948)	$(12,877)	$(12,246)
Operating lease assets obtained in exchange for operating lease liabilities	$65,459	$19,728	$1,378

Maturities of lease liabilities under operating leases as of December 31, 2023 were as follows:

Year Ended December 31,	(In US$ thousands)
2024	$13,374
2025	12,786
2026	11,399
2027	3,174
2028	2,402
Thereafter	25,028
Total future payments for recognized leasing assets	68,163
Less: leases not yet commenced	—
Less: imputed interest	14,918
Total lease liabilities	$53,245

As of December 31, 2023, operating leases recognized in lease liabilities have average remaining lease terms of 10.5 years and weighted-average discount rate of 5%. As of December 31, 2023, the Group had no lease contract that has been entered into but not yet commenced.